RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - TOTAL DERIVATIVE INSTRUMENTS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	CAD (4,731)	CAD (2,331)
Derivative liabilities, Amounts Available for Offset	(17)	(33)
Total current derivative assets	791	568
Total long-term derivative assets	373	199
Total current derivative liabilities	(1,945)	(1,020)
Total long-term derivative liabilities	(3,950)	(2,078)
Total net financial asset/(liability)	(4,748)	(2,364)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3,738)	(1,319)
Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(641)	(908)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(352)	(104)
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	791	568
Current derivative assets, Amounts Available for Offset	(216)	(150)
Total current derivative assets	575	418
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	774	512
Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	15	49
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	7
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	373	199
Long-term derivative assets, Amounts Available for Offset	(218)	(99)
Total long-term derivative assets	155	100
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	230	121
Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	139	60
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	4	18
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,945)	(1,020)
Current derivative liabilities, Amounts Available for Offset	199	117
Total current derivative liabilities	(1,746)	(903)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,457)	(499)
Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(382)	(441)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(106)	(80)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,950)	(2,078)
Long-term derivative liabilities, Amounts Available for Offset	218	99
Total long-term derivative liabilities	(3,732)	(1,979)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,285)	(1,453)
Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(413)	(576)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(252)	(49)
Foreign Exchange Risk
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3,782)	(1,433)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3,549)	(1,362)
Foreign Exchange Risk | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	119	33
Foreign Exchange Risk | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(352)	(104)
Foreign Exchange Risk | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	10	13
Current derivative assets, Amounts Available for Offset	(3)	(13)
Total current derivative assets	7
Foreign Exchange Risk | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	3
Foreign Exchange Risk | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	6	3
Foreign Exchange Risk | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	7
Foreign Exchange Risk | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	128	51
Long-term derivative assets, Amounts Available for Offset	(127)	(51)
Total long-term derivative assets	1
Foreign Exchange Risk | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	10
Foreign Exchange Risk | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	114	33
Foreign Exchange Risk | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	4	18
Foreign Exchange Risk | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(872)	(301)
Current derivative liabilities, Amounts Available for Offset	3	13
Total current derivative liabilities	(869)	(288)
Foreign Exchange Risk | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(765)	(218)
Foreign Exchange Risk | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1)	(3)
Foreign Exchange Risk | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(106)	(80)
Foreign Exchange Risk | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,048)	(1,196)
Long-term derivative liabilities, Amounts Available for Offset	127	51
Total long-term derivative liabilities	(2,921)	(1,145)
Foreign Exchange Risk | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,796)	(1,147)
Foreign Exchange Risk | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(252)	(49)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,173)	(1,001)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(409)
Interest rate contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(764)	(1,001)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	8
Current derivative assets, Amounts Available for Offset	(2)	(7)
Total current derivative assets		1
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	8
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	18	5
Long-term derivative assets, Amounts Available for Offset	(14)	(5)
Total long-term derivative assets	4
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	18	5
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(564)	(438)
Current derivative liabilities, Amounts Available for Offset	2	7
Total current derivative liabilities	(562)	(431)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(185)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(379)	(438)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(629)	(576)
Long-term derivative liabilities, Amounts Available for Offset	14	5
Total long-term derivative liabilities	(615)	(571)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(224)
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(405)	(576)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	245	83
Derivative liabilities, Amounts Available for Offset	(17)	(33)
Total net financial asset/(liability)	228	50
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	231	32
Commodity contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	14	51
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	779	535
Current derivative assets, Amounts Available for Offset	(211)	(130)
Total current derivative assets	568	405
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	772	501
Commodity contracts | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	7	34
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	227	135
Long-term derivative assets, Amounts Available for Offset	(77)	(43)
Total long-term derivative assets	150	92
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	220	118
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	7	17
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(501)	(281)
Current derivative liabilities, Amounts Available for Offset	194	97
Total current derivative liabilities	(307)	(184)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(501)	(281)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(260)	(306)
Long-term derivative liabilities, Amounts Available for Offset	77	43
Total long-term derivative liabilities	(183)	(263)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(260)	(306)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(21)	20
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(11)	11
Other contracts | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(10)	9
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments		12
Total current derivative assets		12
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments		8
Other contracts | Accounts receivable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments		4
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		8
Total long-term derivative assets		8
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		3
Other contracts | Deferred amounts and other assets | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		CAD 5
Other contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(8)
Other contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(6)
Other contracts | Accounts payable and other | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2)
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(13)
Other contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)
Other contracts | Other long-term liabilities | Cash Flow Hedges. | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	CAD (8)